Income Taxes (Details) - Schedule of income tax expenses ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Schedule of income tax expenses [Abstract]
Current income tax expense	¥ 5,285	$ 829	¥ 5,459	¥ 6,814
Deferred income tax expense (benefit)	319	50	1,945	(191)
Income tax expenses	¥ 5,604	$ 879	¥ 7,404	¥ 6,623